Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000	20,000
Common stock, par value (in Dollars per share)		$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,026,825	3,971,825
Common stock, shares outstanding	4,026,825	3,971,825